New Accounting Standards	3 Months Ended
Mar. 31, 2024
Accounting Changes and Error Corrections [Abstract]
New Accounting Standards

2. NEW ACCOUNTING STANDARDS

Recently Issued Accounting Standards

In March 2024, the FASB issued ASU 2024-04 - Codification Improvements - Amendments to Remove References to the Concepts Statements. This update contains amendments to the Codification that remove reference to various FASB Concepts Statement. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2024. Management expects no significant impact after adoption of the new standard.

In March 2024, the FASB issued ASU 2024-01 - Compensation-Stock Compensation - Amendments to improve generally accepted accounting principles (GAAP) by adding an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph 718-10-15-3 to determine whether profits interest and similar awards ("profits interest awards") should be accounted for in accordance with Topic 718, Compensation-Stock Compensation. The amendments in this update are effective for public business entities for fiscal years beginning after December 15, 2024. Management expects no significant impact after adoption of the new standard.